Note Employee benefits (Actuarial assumption used to determine the benefit obligation) (Detail)	Dec. 31, 2016	Dec. 31, 2015
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.02%	4.27%
Benefit Restoration Plans | Tax Qualified Restoration Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.98%	4.23%
Benefit Restoration Plans | Benefit Restoration Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.99%	4.20%